Long-term commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Long-term commitments

32	Long-term commitments
(a)	Projects evaluation

In December 2021, the Group submitted a request for the Modification of the Environmental Impact Assessment (MEIA) for the Magistral Project to the National Environmental Certification Agency (SENACE), through the applicable legal process. During the review process, the Peruvian Water Authority (ANA) and the Protected Natural Areas Service - (SERNANP) issued unfavorable observations. On May 24, 2024, SENACE formally rejected the MEIA.

On February 8, 2024, the Peruvian Government approved an extension of the deadline for fulfilling the Accreditable Investment Commitment under the Magistral Transfer Contract, extending it from September 2025 to August 2028. As of December 31, 2025, the unexecuted amount under this commitment totaled USD 323,000.

In December 2021, the Group submitted a request for the Modification of the Environmental Impact Assessment (MEIA) for the Magistral Project to the National Environmental Certification Agency (SENACE), through the applicable legal process. During the review process, the Peruvian Water Authority (ANA) and the Protected Natural Areas Service - (SERNANP) issued unfavorable observations. On May 24, 2024, SENACE formally rejected the MEIA.

On April 30, 2025, the Peruvian Government formally acknowledged the rejection of the MEIA as a force majeure event, leading to the suspension of the obligation to fulfill the investment commitment. As stipulated in the Magistral Transfer Contract, NEXA and the Government must now engage in direct negotiations to assess the impact of this majeure force event on the project’s execution. As of the date of this report, the deadline to fulfill the Accreditable Investment Commitment remains suspended, as does the potential application of the related penalty in the amount of USD 97,029.

(b)	Environmental Guarantee for Dams

As of December 31, 2025, there have been no changes to the regulatory framework related to the environmental guarantee requirements established under Decree 48,747/2023 and its amendments. NEXA submitted its guarantee proposal in September 2024 and provided a guarantee for BRL 60,728 (approximately USD 11,128), representing 50% of the required amount by December 31, 2024. A new Decree, published on December 31, 2024, established that the timeline for the remaining installments will begin only after the approval of the proposal by the environmental agency. NEXA is still awaiting this approval before proceeding with the remaining obligations.